UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices) (Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 432-0010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CCA Core Return Fund
Schedule of Investments
August 31, 2016 (Unaudited)

Shares			Market Value		% of Net Assets

COMMON STOCKS
	Advertising & Marketing
700.000	GMO INternet ORD SHS		10,140
			10,140		0.09%

	Aerospace & Defense
71.000	Boeing Co/The		9,191
53.000	Curtiss-Wright Corp		4,765
255.000	Airbus Group NV		3,701
37.000	General Dynamics Corp		5,632
41.000	Huntington Ingalls Industries Inc		6,772
60.000	Honeywell International Inc		7,003
37.000	Lockheed Martin Corp		8,990
23.000	Northrop Grumman Corp		4,878
19.000	Orbital ATK Inc		1,433
42.000	Raytheon Co		5,885
260.000	Rolls-Royce Holdings PLC		2,629
309.000	Safran SA		5,386
25.000	TransDigm Group Inc		7,130
32.000	Teledyne Technologies Inc		3,428
54.000	United Technologies Corp		5,747
142.000	Zodiac Aerospace		3,231
			85,801		0.74%

	Air Freight & Logistics
27.000	United Parcel Service Inc		2,949
23.000	FedEx Corp		3,793
78.000	CH Robinson Worldwide Inc		5,415
			12,157		0.11%

	Airlines
3,000.000	Cathay Pacific Airways Ltd		4,315
155.000	United Continental Holdings Inc		7,814
55.000	American Airlines Group Inc		1,997
103.000	Alaska Airgroup Inc Com		6,956
171.000	Delta Air Lines Inc		6,284
	Airlines Total		27,365		0.24%

	Apparel & Other Finished Prods Of Fabrics & Similar Material
2,352.000	Stagecoach Group Plc Ord Shs		7,027
			7,027		0.06%

	Application Software
300.000	Capcom Ord Shs At Xt		6,527
164.000	Temenos Group Ag Ord Shs		9,528
500.000	Tencent Holdings Ord		13,005
			29,060		0.25%

	Auto Components
191.000	Magna International Inc		7,697
108.000	Continental AG		4,530
72.000	Bridgestone Corp		2,475
400.000	Futaba Industrial Co Ltd		1,880
104.000	Denso Corp		2,144
107.000	Johnson Controls Inc		4,695
35.000	Continental AG		7,326
			30,748		0.27%

	Automobiles
488.000	Astra International Tbk PT		5,876
66.000	Renault SA		5,397
200.000	Mitsubishi Motors Corp		915
152.000	General Motors Co		4,852
84.000	Daimler AG		5,808
73.000	Honda Motor Co Ltd		2,249
59.000	Daimler AG		4,088
282.000	Bayerische Motoren Werke AG		8,185
87.000	Fuji Heavy Industries Ltd		3,448
250.000	Toyota Motor Corp		30,158
177.000	Tata Motors Ltd		7,216
484.000	Ford Motor Co		6,098
62.000	Daimler AG		4,292
125.000	Nissan Motor Co Ltd		2,450
120.000	Volkswagen AG		3,481
95.000	Volkswagen AG		2,631
421.000	Ford Otosan TRY1		4,564
			101,707		0.88%

	Banks
4,000.000	Dah Sing Banking Group Ltd		7,352
838.000	Credit Agricole SA		3,913
2,300.000	CIMB Group Holdings Bhd		2,694
899.000	Mitsubishi UFJ Financial Group Inc		4,904
973.000	Sumitomo Mitsui Trust Holdings Inc		3,484
63.000	Sumitomo Mitsui Financial Group Inc		2,206
228.000	Danske Bank A/S		6,691
86.000	DBS Group Holdings Ltd		3,782
2,620.000	Mizuho Financial Group Inc		4,553
32,440.000	China Construstion Bank Corp		24,251
28.000	DNB ASA		3,385
7,000.000	Bank of Communications Co Ltd		5,404
148.000	Fifth Third Bancorp		2,984
189.000	FNB Corp/PA		2,361
378.000	Agricultural Bank of China Ltd		3,867
3,068.000	Turkiye Garanti Bankasi As Ord		7,911
746.000	Akbank TAS		3,961
1,723.000	Grupo Financiero Inbursa SAB de CV		3,003
3,698.000	Banco Espirito Santo SA		0
150.000	HDFC Bank Ltd		10,748
188.000	Australia & New Zealand Banking Group Ltd		3,777
900.000	Public Bank Bhd		4,348
1,181.000	Bank of America Corp		19,061
339.000	HSBC Holdings PLC		12,611
39.000	IBERIABANK Corp		2,682
929.000	ICICI Bank Ltd		7,125
390.000	Industrial & Commercial Bank of China Ltd		4,935
371.000	ING Groep NV		4,656
271.000	Intesa Sanpaolo SpA		3,870
529.000	Itau Unibanco Holding SA		5,861
880.000	Bank of China Ltd		9,794
374.000	JPMorgan Chase & Co		25,245
152.000	KB Financial Group Inc		5,280
354.000	KeyCorp		4,446
4,151.000	Lloyds Banking Group PLC		3,234
6,000.000	Bank Central Asia Tbk PT		6,791
1,070.000	Lloyds Banking Group PLC		3,435
695.000	Banco Bradesco SA		6,199
810.000	Malayan Banking Bhd		3,135
900.000	Mitsubishi UFJ Financial Group Inc		4,959
100.000	National Bank of Canada		3,519
646.000	National Australia Bank Ltd		6,589
422.000	Nordea Bank AB		4,126
896.000	Banco Bilbao Vizcaya Argentaria SA		5,573
495.000	Nordea Bank AB		4,824
1.000	Banco de Chile		66
1,300.000	Oversea-Chinese Bank		8,194
674.000	Barclays PLC		6,140
66.000	PNC Financial Services Group Inc/The		5,947
666.000	Bank Mandiri Persero Tbk PT		5,551
11.000	Banque Cantonale Vaudoise		7,224
45.000	PrivateBancorp Inc		2,068
418.000	Royal Bank of Scotland Group PLC		2,228
655.000	Banco do Brasil SA		4,683
80.000	BOC Hong Kong Holdings Ltd		5,576
175.000	Royal Bank of Canada		10,871
322.000	Bank Rakyat Indonesia Persero Tbk PT		5,529
62.000	Bank of Montreal		4,111
1,130.000	Banco Santander SA		5,062
719.000	Banco Santander SA		3,224
1,232.000	Sberbank of Russia		2,705
625.000	Societe Generale SA		4,575
365.000	Skandinaviska Enskilda Banken AB		3,569
421.000	Standard Bank Group Ltd		3,835
14,000.000	Industrial And Comme		8,896
134.000	Shinhan Financial Group Co Ltd		4,895
241.000	Standard Chartered PLC		2,031
1,208.000	Sumitomo Mitsui Trust Holdings Inc		4,264
618.000	Svenska Handelsbanken AB		3,958
190.000	Swedbank AB		4,368
162.000	TCF Financial Corp		2,373
330.000	Toronto-Dominion Bank/The		14,718
320.000	BNP Paribas SA		8,160
146.000	Bank of Nova Scotia/The		7,770
40.000	BOK Financial Corp		2,763
753.000	Banco Santander Brasil SA		5,271
338.000	Citigroup Inc		16,136
315.000	United Overseas Bank Ltd		4,163
953.000	CaixaBank SA		2,565
975.000	UniCredit SpA		2,508
210.000	Commonwealth Bank of Australia		11,337
136.000	US Bancorp/MN		6,004
1,200.000	Bank of East Asia Ltd/The		4,849
1,378.000	China Construction Bank Corp		20,505
55.000	Canadian Imperial Bank of Commerce		4,360
268.000	Valley National Bancorp		2,586
307.000	Westpac Banking Corp		6,788
556.000	Wells Fargo & Co		28,245
200.000	Commonwealth Bank of Australia		10,778
			554,979		4.81%

	Base Metals
2,198.000	Norsk Hydro Asa Ord Shs		9,335
			9,335		0.08%

	Beverages
134.000	Heineken NV		5,979
244.000	Coca-Cola Amatil Ltd		1,789
66.000	Brown-Forman Corp		3,204
90.000	SABMiller PLC		5,196
1,410.000	Ambev SA		8,361
498.000	Coca-Cola Co/The		21,628
42.000	Coca-Cola Femsa SAB de CV		3,128
113.000	Ito En Ltd		3,398
99.000	SABMiller PLC		5,736
207.000	Anheuser-Busch InBev NV		25,674
215.000	Pernod Ricard SA		4,941
232.000	PepsiCo Inc		24,766
83.000	Diageo PLC		9,336
54.000	Constellation Brand		8,859
55.000	Monster Beverage Corp		8,464
100.000	Asahi Group Holdings Ltd		3,274
111.000	Coca-Cola European Partners PLC		4,268
			148,001		1.28%

	Biotechnology
83.000	Amgen Inc		14,115
153.000	Gilead Sciences Inc		11,992
152.000	CSL Ltd		6,166
37.000	United Therapeutics Corp		4,524
150.000	Takara Bio Inc		2,168
160.000	Seattle Genetics Inc		7,128
9.000	Biogen Inc		2,751
27.000	Alexion Pharmaceuticals Inc		3,398
107.000	Vertex Pharmaceuticals		10,113
123.000	Celgene Corp		13,129
88.000	Cepheid		3,020
35.000	Genmab A/S Ord Shs		5,592
			84,096		0.73%

	Building Products
45.000	Owens Corning		2,471
101.000	Cie de Saint-Gobain		4,430
176.000	USG Corp		4,828
25.000	Daikin Industries Adr		4,649
			16,378		0.14%

	Capital Markets
1,971.000	Man Group PLC ORD		2,812
57.000	Legg Mason Inc		1,972
39.000	Northern Trust Corp		2,753
168.000	Credit Suisse Group AG		2,191
494.000	Mediobanca SpA		3,665
99.000	Charles Schwab Corp/The		3,115
540.000	UBS AG		7,806
27.000	Goldman Sachs Group Inc/The		4,575
103.000	Federated Investors Inc		3,327
22.000	Partners Group Holding AG		10,087
75.000	Invesco Ltd		2,339
118.000	Macquarie Group Ltd		7,159
240.000	Morgan Stanley		7,694
136.000	Bank of New York Mellon Corp/The		5,667
20.000	BlackRock Inc		7,456
24.000	Ameriprise Financial Inc		2,426
301.000	Daiwa Securities Group Inc		1,759
310.000	Nomura Holdings Inc		1,451
173.000	Deutsche Bank AG		2,552
			80,806		0.70%

	Cash Equivalents
158,285.170	Aim Short Term Invts Tr Treasury		158,285
			158,285		1.37%

	Casinos & Gaming
65.000	Paddy Power Betfair Plc Ord Shs		7,813
			7,813		0.07%

	Chemicals
6,328.000	Petkim Petrokimya Holding As Ord Shs		9,816
83.000	FMC Corp		3,896
204.000	Akzo Nobel NV		4,594
185.000	Potash Corp of Saskatchewan Inc		3,349
959.000	DuluxGroup Ltd		4,621
24.000	chemours co/the		317
22.000	Air Products & Chemicals Inc		3,424
71.000	Dow Chemical Co/The		3,808
40.000	Praxair Inc		4,882
128.000	Shin-Etsu Chemical Co Ltd		2,344
250.000	Linde AG		4,275
15.000	Sherwin-Williams Co/The		4,256
172.000	Sumitomo Chemical Co Ltd		3,926
2,600.000	Petronas Chemicals Group Bhd		4,244
76.000	Ecolab Inc		9,352
55.000	Agrium Inc		5,300
109.000	EI du Pont de Nemours & Co		7,586
203.000	Air Liquide SA		4,460
40.000	Monsanto Co		4,260
110.000	BASF SE		8,923
64.000	Westlake Chemical Corp		3,316
100.000	Yara International ASA		3,549
1,000.000	Mitsui Chemicals Inc		4,787
			109,284		0.95%

	Chemicals & Allied Products
14.000	Ingevity Corp.		621
			621		0.01%

	Commercial Services & Supplies
65.000	Cintas Corp		7,638
161.000	RR Donnelley & Sons Co		2,753
110.000	Tyco International Plc		4,805
236.000	G4S PLC		3,535
4,000.000	United Envirotech Ltd		3,669
150.000	Park24 Co Ltd		4,388
3,593.000	China Everbright International Ltd		4,594
176.000	Secom Ltd Adr		3,337
67.000	KAR Auction Services Inc		2,833
217.000	Pitney Bowes Inc Com		4,071
1,894.000	Regus Plc Ord Shs		7,451
			49,074		0.43%

	Communications Equipment
163.000	QUALCOMM Inc		10,280
578.000	Cisco Systems Inc		18,172
272.000	Radware LTD		3,686
77.000	Motorola Solutions Inc		5,928
592.000	Nokia OYJ		3,357
			41,423		0.36%

	Construction & Engineering
280.000	Vinci SA		5,303
1,320.000	Obrascon Huarte Lain Sa Ord Shs		4,403
			9,706		0.08%

	Construction Materials
793.000	Sumitomo Osaka Cement Co Ltd		3,589
400.000	Siam Cement PCL/The		6,123
26.000	Martin Marietta Materials Inc		4,759
309.000	Holcim Ltd		3,260
15.000	Cemex SAB de CV		124
1,863.000	Csr Ord Shs At Xasx		4,832
			22,686		0.20%

	Consumer Finance
66.000	Capital One Financial Corp		4,726
91.000	Discover Financial Services		5,460
77.000	American Express Co		5,050
			15,235		0.13%

	Containers & Packaging
77.000	Crown Holdings Inc		4,176
84.000	westrock co		4,024
40.000	AptarGroup Inc		3,119
146.000	Berry Plastics Group Inc		6,627
			17,945		0.16%

	Crude Petroleum & Natural Gas
816.000	Sandridge Energy Inc.		32
23.000	Eurofins Scientific Sa Ord Shs		9,324
			9,356		0.08%

	Currency
1.410	Euro Dollar Currency		2
			2		0.00%

	Distributors
61.000	Genuine Parts Co		6,272
198.000	LKQ Corp		7,146
200.000	Canon Marketing Japan Inc		3,510
			16,928		0.15%

	Diversified Consumer Services
187.000	Apollo Education Group Inc		1,659
162.000	H&R Block Inc		3,509
			5,168		0.04%

	Diversified Financial Services
88.000	Moodys Corp		9,565
996.000	RMB Holdings Ltd		3,970
20.000	Intercontinental Exchange Inc		5,640
1,313.000	FirstRand Ltd		3,929
37.000	CME Group Inc/IL		4,009
58.000	Groupe Bruxelles Lambert SA		5,090
308.000	Hong Kong Exchanges and Clearing Ltd		7,486
1,600.000	Singapore Exchange		8,876
85.000	S&P Global Inc		10,501
129.000	Berkshire Hathaway Inc		19,413
69.000	ORIX Corp		4,962
			83,441		0.72%

	Diversified Telecommunication Services
250.000	Singapore Telecommunications Ltd		7,368
329.000	Deutsche Telekom AG		5,498
252.000	BT Group PLC		6,481
670.000	AT&T Inc		27,390
159.000	Chunghwa Telecom Co Ltd		5,700
310.000	Nippon Telegraph & Telephone Corp		13,665
678.000	China Unicom Hk Adr		7,621
684.000	Telefonica SA		6,881
294.000	Telenor ASA		5,101
114.000	BCE Inc		5,324
414.000	Telecom Italia SpA		3,759
148.000	Telekomunikasi Indonesia Persero Tbk PT		9,219
324.000	TeliaSonera AB		2,906
469.000	Verizon Communications Inc		24,543
218.000	Telstra Corp Ltd		4,308
300.000	Frontier Communications Corp		1,380
163.000	Level 3		8,090
100.000	Swisscom AG		4,777
493.000	Orange SA		7,430
305.000	Deutsche Telekom AG		5,093
			162,531		1.41%

	Electric Services
310.000	Enersis Americas - Spons ADR		2,582
310.000	Enersis Chile SA		1,680
100.000	Avangrid Inc.		4,160
			8,423		0.07%

	Electric Utilities
74.000	Duke Energy Corp		5,895
250.000	Kansai Electric Power Co Inc/The		2,144
795.000	Electricite de France SA		1,988
648.000	CLP Holdings Ltd		6,636
252.000	Electricite de France SA		3,227
59.000	Edison International		4,290
42.000	NextEra Energy Inc		5,079
128.000	Endesa SA		2,607
9.000	CPFL Energia SA		129
57.000	American Electric Power Co Inc		3,680
877.000	Enel SpA		3,811
118.000	Southern Co/The		6,057
141.000	PPL Corp		4,904
41.000	Entergy Corp		3,206
200.000	SSE PLC		3,928
324.000	Korea Electric Power Corp		8,379
67.000	Xcel Energy Inc		2,771
149.000	Exelon Corp		5,066
237.000	Iberdrola SA		6,238
			80,035		0.69%

	Electrical Equipment
28.000	Rockwell Automation Inc		3,246
400.000	Schneider Electric SE		5,434
79.000	Eaton Corp PLC		5,257
120,000.000	FDG Electric Vehicles LTD		7,424
48.000	Emerson Electric Co		2,529
78.000	Mitsubishi Electric Corp		2,032
96.000	AMETEK Inc		4,680
900.000	Cosel ORD SHS AT XTK		9,399
220.000	ABB Ltd		4,766
60.000	Murata Manufacturing		8,068
385.000	Prysmian Spa Ord Shs		9,500
			62,335		0.54%

	Electronic Equipment, Instruments & Components
58.000	Kyocera Corp		2,760
100.000	Azbil Corp		2,930
147.000	Corning Inc		3,335
133.000	Jabil Circuit Inc		2,818
200.000	Yaskawa Electric Corp		2,947
68.000	Omron Corp		2,308
430.000	LG Display Co Ltd		5,745
61.000	Avnet Inc		2,542
99.000	Ingram Micro Inc		3,461
281.000	National Instruments		7,851
128.000	Dolby Laboratories Inc Cl A Co		6,264
34.000	IPG Photonics Corp		2,957
42.000	Keysight Technologies Inc		1,278
68.000	Anixter International Inc		4,348
118.000	TE Connectivity Ltd		7,501
33.000	Hitachi Ltd		1,580
			60,627		0.53%

	Energy Equipment & Services
93.000	National Oilwell Varco Inc		3,119
65.000	Halliburton Co		2,796
117.000	Tenaris SA		3,210
45.000	Tidewater Inc		147
209.000	Schlumberger Ltd		16,511
162.000	Rowan Cos Plc		2,019
39.000	Helmerich & Payne Inc		2,358
			30,160		0.26%

	Entertainment Facilities
100.000	Oriental Land Ord Sh		5,859
			5,859		0.05%

	Exploration & Production
6.000	PrairieSky Royality LTD		118
			118		0.00%

	Food & Drug Stores
1,404.000	Migros Ticaret As Ord Shs		8,351
			8,351		0.07%

	Food & Staples Retailing
124.000	Walgreens Boots Alliance Inc		10,008
166.000	CVS Health Corp		15,504
241.000	Wesfarmers Ltd		3,897
365.000	Tesco PLC		2,387
102.000	Whole Foods Market Inc		3,099
80.000	Sysco Corp		4,149
411.000	Wal-Mart de Mexico SAB de CV		9,350
356.000	Wal-Mart Stores Inc		25,433
159.000	Woolworths Ltd		2,834
38.000	Costco Wholesale Corp		6,159
92.000	Kroger Co/The		2,943
233.000	J Sainsbury PLC		2,989
100.000	Loblaw Cos Ltd		5,434
62.000	Seven & i Holdings Co Ltd		2,615
			96,802		0.84%

	Food Products
47.000	General Mills Inc		3,329
33.000	Bunge Ltd		2,109
151.000	Kraft Heinz Co/The		13,513
7.000	Barry Callebaut Ag Ord Shs		8,995
288.000	Nestle SA		22,896
59.000	Archer-Daniels-Midland Co		2,582
355.000	Danone SA		5,400
710.000	JBS SA		5,503
103.000	Mondelez International Inc		4,637
152.000	Hormel Foods Corp		5,816
142.000	Nestle SA		11,303
237.000	BRF SA		3,965
113.000	Mead Johnson Nutrition		9,613
149.000	Associated British Foods PLC		6,026
2,000.000	Yeo Hiap Seng Ltd		1,835
100.000	Riken Vitamin Co Ltd		4,086
183.000	Ajinomoto Co Inc		3,845
			115,449		1.00%

	Gas Utilities
55.000	Atmos Energy Corp		4,054
45.000	WGL Holdings Inc		2,828
47.000	Southwest Gas Corp		3,282
22.000	ONE Gas Inc		1,347
452.000	Superior Plus Corp		4,081
2,420.000	Hong Kong & China Gas Co Ltd		4,616
			20,207		0.18%

	Health Care Equipment & Supplies
41.000	Baxter International Inc		1,916
31.000	Teleflex Inc		5,676
15.000	Intuitive Surgical Inc		10,296
57.000	Becton Dickinson and Co		10,101
93.000	Essilor International SA		5,902
196.000	Medtronic PLC		17,058
29.000	Stryker Corp		3,354
167.000	Smith & Nephew PLC		5,478
69.000	Olympus Corp		2,262
3.000	Halyard Health Inc		109
139.000	Abbott Laboratories		5,841
215.000	Terumo Corp		8,368
202.000	Cochlear Ltd		10,649
76.000	Alere Inc		2,974
68.000	ST JUDE MEDICAL INC COM		5,299
14.000	Straumann Holding AG		5,430
98.000	Hill-Rom Holdings Inc		5,812
			106,525		0.92%

	Health Care Providers & Services
140.000	UnitedHealth Group Inc		19,047
49.000	McKesson Corp		9,046
17.000	Humana Inc		3,038
118.000	Hca Holdings Inc		8,915
40.000	Cardinal Health Inc		3,187
26.000	Community Health Systems Inc		278
44.000	DaVita HealthCare Partners Inc		2,844
37.000	WellCare Health Plans Inc		4,170
25.000	Anthem Inc		3,127
43.000	Express Scripts Holding Co		3,126
27.000	Aetna Inc		3,162
			59,940		0.52%

	Health Care Technology
140.000	Cerner Corp		9,036
			9,036		0.08%

	Home Product Stores
840.000	Steinhoff N.V. ORD SHS		5,032
			5,032		0.04%

	Hotels, Restaurants & Leisure
200.000	St Marc Holdings Co Ltd		5,119
31.000	Starwood Hotels & Resorts Worldwide Inc		2,401
370.000	Greene King PLC		3,946
7.000	Chipotle Mexican Grill Inc		2,896
3,063.000	Melco International Development Ltd		3,166
655.000	Galaxy Entertainment Group Ltd		2,132
66.000	Six Flags Entertainment Corp		3,219
65.000	Dunkin Brands Group Inc		3,182
44.000	Royal Caribbean Cruises Ltd		3,129
130.000	Starbucks Corp		7,310
18.000	Cracker Barrel Old Country Store Inc		2,738
2,000.000	SJM Holdings Ltd		1,258
92.000	Las Vegas Sands Corp		4,619
129.000	Melco Crown Entertainment Ltd		1,674
73.000	Carnival Corp		3,489
37.000	Whitbread PLC		2,026
270.000	Sodexo SA		6,253
42.000	Marriott International Inc/MD		2,996
416.000	Hilton Worldwide Holdings Inc		9,930
3,000.000	MiraMar Hotel & Investment		5,266
33.000	Yum! Brands Inc		2,993
49.000	McDonalds Corp		5,667
			85,412		0.74%

	Household Durables
400.000	Sumitomo Forestry Co Ltd		5,415
517.000	Tamron Ord Shs At Xt		7,974
170.000	Panasonic Corp		1,756
2,000.000	Techtronic Industrie		8,107
83.000	Garmin Ltd		4,074
13.000	Whirlpool Corp		2,322
4.000	NVR Inc		6,747
132.000	Sony Corp		4,245
127.000	Newell Rubbermaid Inc		6,741
			47,382		0.41%

	Household Products
60.000	Reckitt Benckiser Group PLC		5,792
360.000	Reckitt Benckiser Group PLC		7,076
129.000	Unicharm Corp		3,135
33.000	Energizer Holdings Inc		1,631
43.000	Colgate-Palmolive Co		3,197
306.000	Procter & Gamble Co/The		26,717
66.000	Henkel AG & Co KGaA		7,382
28.000	Kimberly-Clark Corp		3,586
			58,515		0.51%

	IT Services
344.000	Infosys Ltd		5,456
48.000	Computer Sciences Corp		2,258
30.000	Automatic Data Processing Inc		2,694
113.000	Teradata Corp		3,585
212.000	Cielo SA		2,190
2,300.000	Axiata Group Bhd		3,081
145.000	MasterCard Inc		14,011
170.000	PayPal Holdings Inc		6,316
36.000	FleetCor Technologies Inc		5,911
88.000	Nomura Research Institute Ltd		2,978
84.000	Cognizant Technology Solutions Corp		4,825
177.000	Visa Inc		14,319
123.000	International Business Machines Corp		19,542
			87,167		0.76%

	Independent Power and Renewable Electricity Producers
17.000	Talen Energy Corp.		235
6,000.000	Huadian Power International Corp Ltd		2,683
			2,918		0.03%

	Industrial Conglomerates
220.000	KOC Holding AS		4,763
53.000	Danaher Corp		4,315
559.000	Jardine Strategic Holdings Ltd		8,927
646.000	CK Hutchison Holdings Ltd		8,246
5,000.000	Citic LTD ORD SHS AT		7,875
49.000	3M Co		8,783
1,016.000	General Electric Co		31,740
167.000	Koninklijke Philips NV		4,833
5,000.000	MWS Holdings ORD SHS		8,932
101.000	Siemens AG		12,077
180.000	Jardine Matheson Holdings Ltd		10,800
1,900.000	Sime Darby Bhd		3,658
187.000	Toshiba Corp		3,536
361.500	SM Investments Corp		5,270
220.000	Smiths Group PLC		3,927
			127,682		1.11%

	Industrial Instruments For Measurement, Display, And Control
26.000	Fortive Corp		1,369
			1,369		0.01%

	Industrial Maintenance Svcs
871.000	Zardoya Otis		8,210
			8,210		0.07%

	Insurance
49.000	Cincinnati Financial Corp		3,778
540.000	Ping An Insurance Group Co of China Ltd		5,594
218.000	Sampo Oyj		4,665
165.000	Power Financial Corp		3,785
178.000	Genworth Financial Inc		842
623.000	Aegon NV		2,548
138.000	MetLife Inc		5,989
260.000	Manulife Financial Corp		3,549
33.000	Prudential Financial Inc		2,620
506.000	Dai-ichi Life Insurance Co		7,044
58.000	Loews Corp		2,428
87.000	Chubb Corp/The		11,043
165.000	Prudential PLC		5,965
1,022.000	SCOR SE		3,046
57.000	Euler Hermes Group		4,711
91.000	Power Corp of Canada		1,920
5.000	Markel Corp		4,656
354.000	China Life Insurance Co Ltd		4,216
46.000	Marsh & McLennan Cos Inc		3,111
27.000	American Financial Group Inc/OH		2,029
451.000	BB Seguridade Participacoes SA		4,091
87.000	Aflac Inc		6,454
49.000	Lincoln National Corp		2,353
290.000	Aviva PLC		3,292
87.000	Tokio Marine Holdings Inc		3,420
1,820.000	Old Mutual PLC		4,637
448.000	AXA SA		9,412
1,700.000	New China Life Insurance Co Ltd		6,913
315.000	Sanlam Ltd		2,670
260.000	Muenchener Rueckversicherungs-Gesellschaft AG		4,681
250.000	AIA Group Ltd		6,295
84.000	Intact Financial Corp		6,103
41.000	WR Berkley Corp		2,434
46.000	Torchmark Corp		2,975
620.000	Allianz SE		9,201
57.000	Principal Financial Group Inc		2,797
48.000	Travelers Cos Inc/The		5,698
5.000	Alleghany Corp		2,681
255.000	Tryg S/A		5,087
102.000	American International Group Inc		6,103
81.000	MS&AD Insurance Group Holdings Inc		2,313
42.000	Assurant Inc		3,761
61.000	Aon PLC		6,792
170.000	Zurich Insurance Group AG		4,347
			198,049		1.72%

	Integrated Oils
314.000	Omv Ag Ord Shs		8,799
			8,799		0.08%

	Internet & Catalog Retail
7.000	Priceline Group Inc/The		9,917
47.000	Netflix Inc		4,580
465.000	Rakuten Inc		5,864
72.000	Expedia Inc		7,857
57.000	Amazon.com Inc		43,842
182.000	JD.com Inc		4,625
			76,684		0.66%

	Internet Software & Services
38.000	Alphabet Inc-CL C		29,148
35.000	NetEase Inc		7,419
25.000	Alphabet Inc-CL A		19,746
246.000	Facebook Inc		31,026
170.000	eBay Inc		5,467
326.000	Alibaba Group Holding Ltd		31,684
225.000	Yahoo Japan Corp		1,820
200.000	Dena Co Ltd		5,937
77.000	Yahoo! Inc		3,292
174.000	United Internet Ag Ord Shs		7,155
50.000	Zillow Group Inc		1,693
1,011.000	Tencent Holdings Ltd		26,175
30.000	Baidu Inc		5,132
14.000	LinkedIn Corp		2,699
			178,392		1.55%

	Investment Management
450.000	Hargreaves Lansdown Plc Ord Shs		7,809
			7,809		0.07%

	Leisure Products
62.000	Brunswick Corp/DE		2,851
38.000	Vista Outdoor Inc		1,513
31.000	Shimano Inc		4,509
			8,873		0.08%

	Life Insurance
629.000	Standard Life PLC		3,010
			3,010		0.03%

	Life Sciences Tools & Services
37.000	Thermo Fisher Scientific		5,631
51.000	Lonza Group Ag Chf1 (Regd)		9,664
			15,295		0.13%

	Machinery
119.000	Joy Global Inc		3,246
3,314.000	Rotork Plc Ord Shs		8,740
249.000	Aalberts Industries Nv Ord Shs		8,347
36.000	Cummins Inc		4,522
250.000	Star Micronics Co Ltd		2,896
175.000	Atlas Copco AB		4,967
388.000	Sandvik AB		4,214
153.000	Kubota Corp		2,244
271.000	Trelleborg AB		5,163
53.000	Illinois Tool Works Inc		6,299
300.000	Miura Co Ltd		5,666
7.000	SMC Corp/Japan		1,972
88.000	Xylem Inc/NY		4,476
70.000	FANUC Corp		1,988
183.000	Metso Oyj Npv		5,124
29.000	Caterpillar Inc		2,377
23.000	Hino Motors Ltd		2,546
51.000	Oshkosh Corp		2,750
52.000	Wabtec Corp/DE		3,984
221.000	Komatsu Ltd		4,833
177.000	Paccar Inc		10,592
500.000	Mitsubishi Heavy Industries Ltd		2,178
191.000	SKF AB		3,211
			102,333		0.89%

	Marine
17,000.000	Sitc International H		9,597
			9,597		0.08%

	Mass Merchants
500.000	Aeon Ord Shs At Xtks		6,878
			6,878		0.06%

	Measurement Instruments
660.000	Halma Plc Ord Shs		9,184
			9,184		0.08%

	Media
250.000	Interpublic Group of Cos Inc/The		5,785
392.000	ProSiebenSat.1 Media AG		4,226
58.000	Gannett Co Inc		692
15.000	Charter Commun Cl A New		3,858
5.000	Cable One Inc		2,706
113.000	Liberty Global PLC		3,484
55.000	CBS Corp		2,807
415.000	Relx Nv		7,366
400.000	RTL Group SA		3,268
166.000	Lagardere SCA Eur6.10		4,049
48.000	WPP PLC		5,562
255.000	Pearson PLC		2,897
95.000	Thomson Reuters Corp		3,942
520.000	Naspers Ltd		8,544
119.000	Comcast Corp		7,766
115.000	Omnicom Group Inc		9,905
41.000	Viacom Inc		1,654
199.000	Vivendi SA		3,848
14.000	Liberty LiLac Group		400
75.000	Cinemark Holdings Inc		2,899
116.000	Tegna Inc.		2,350
173.000	Grupo Televisa SAB		4,728
99.000	Time Warner Inc		7,763
98.000	Sky PLC		4,375
165.000	Walt Disney Co/The		15,586
10.000	Time Inc		141
87.000	Twenty-First Century Fox Inc		2,135
			122,732		1.06%

	Metals & Mining
20,000.000	Tiangong International Co Ltd		1,856
20,000.000	MMG Ltd		4,588
114.000	Steel Dynamics Inc		2,807
375.000	Newcrest Mining Ltd		6,154
197.000	ThyssenKrupp AG		4,564
196.000	Antofagasta PLC		2,534
84.000	BHP Billiton Ltd		2,520
84.000	Newmont Mining Corp		3,212
54.000	Royal Gold Inc		3,959
862.000	Glencore PLC		3,901
216.000	BHP Billiton PLC		5,571
190.000	Southern Copper Corp		4,906
96.000	Rio Tinto Ltd		3,435
98.000	Rio Tinto PLC		2,960
822.000	Vale SA		4,332
90.000	Nucor Corp		4,366
776.000	NOVAGOLD RESOURCES INC		3,996
315.000	Teck Resources Ltd		5,122
590.000	Anglo American PLC Spons A D R		2,991
390.000	Vedanta Ltd		3,900
15.000	Nippon Steel & Sumitomo Metal Corp		319
1,501.000	Grupo Mexico SAB de CV		3,754
310.000	MMC Norilsk Nickel OJSC		4,656
1,106.000	Fortescue Metals Group Ltd		4,074
500.000	Daido Steel Co Ltd		2,272
2,000.000	Uacj Ord Shs At Xtks		6,247
120.000	South32 Ltd		855
100.000	POSCO		5,097
129.000	Commercial Metals Co		2,002
			106,951		0.93%

	Multi-Utilities
11,340.000	Keppel Infrastructure Trust		4,161
44.000	Sempra Energy		4,604
262.000	Engie SA		4,177
91.000	National Grid PLC		6,324
57.000	Dominion Resources Inc/VA		4,227
143.000	PG & E Corp		8,857
53.000	Consolidated Edison Inc		3,988
37.000	DTE Energy Co		3,437
113.000	NiSource Inc		2,705
57.000	Public Service Enterprise Group Inc		2,437
3,933.000	A2a Spa Az Ord Shs		5,217
255.000	E.ON SE		2,364
1,979.000	Hera SpA		5,484
61.000	Vectren Corp		2,984
74.000	Ameren Corp		3,657
			64,622		0.56%

	Multiline Retail
755.000	Marks & Spencer Group PLC		3,416
67.000	Target Corp		4,703
57.000	Next PLC		4,134
49.000	Macys Inc		1,773
115.000	Dollar General Corp		8,442
626.000	Woolworths Holdings Ltd/South Africa		3,428
53.000	Canadian Tire Corp Ltd		5,435
			31,331		0.27%

	Office Electronics
500.000	Seiko Epson Ord Shs		9,583
			9,583		0.08%

	Oil & Gas Filed Machinery & Equipment
53.000	Paragon Offshore PLC		32
			32		0.00%

	Oil, Gas & Consumable Fuels
292.000	Suncor Energy Inc		7,916
2.000	California Resources Corp		20
2,261.000	Gazprom OAO		9,247
53.000	World Fuel Services Corp		2,363
36.000	Phillips 66		2,824
45.000	ONEOK Inc		2,110
45.000	PetroChina Co Ltd		2,973
314.000	BP PLC		10,632
70.000	Pioneer Natural Resources Co		12,534
45.000	Apache Corp		2,237
55.000	Occidental Petroleum Corp		4,227
329.000	Pembina Pipeline Corp		9,923
67.000	QEP Resources Inc		1,280
85.000	PBF Energy Inc		1,862
552.000	Cobalt International Energy Inc		662
748.000	Petroleo Brasileiro SA		6,837
614.000	Petroleo Brasileiro SA		4,851
64.000	Valero Energy Corp		3,542
112.000	Enbridge Inc		4,423
725.000	Surgutneftegas OAO		3,444
105.000	Royal Dutch Shell PLC		5,135
68.000	Royal Dutch Shell PLC		3,515
520.000	Royal Dutch Shell PLC		12,770
168.000	Husky Energy Inc		2,064
30.000	Anadarko Petroleum Corp		1,604
207.000	Repsol SA		2,768
376.000	Eni SpA		5,679
43.000	Devon Energy Corp		1,863
329.000	Canadian Natural Resources Ltd		10,215
930.000	Inpex Corp		8,079
756.000	Ecopetrol SA		6,698
198.000	Gibson Energy Inc		2,703
76.000	Hess Corp		4,127
51.000	EOG Resources Inc		4,513
41.000	Whiting Petroleum Corp		299
53.000	Williams Cos Inc/The		1,481
111.000	Lukoil OAO		4,966
1,219.000	Rosneft OAO		6,369
146.000	Woodside Petroleum Ltd		3,096
59.000	China Petroleum & Chemical Corp		4,211
314.000	TOTAL SA		14,994
56.000	Marathon Petroleum Corp		2,381
518.000	Lundin Petroleum Ab Ord Shs		9,118
97.000	TransCanada Corp		4,409
28.000	CNOOC Ltd		3,363
42.000	Cimarex Energy Co		5,552
217.000	Chevron Corp		21,826
453.000	Exxon Mobil Corp		39,474
153.000	ConocoPhillips		6,281
674.000	Spar Group Limited Ord Shs		8,787
138.000	Sasol Ltd		3,486
128.000	Imperial Oil Ltd		3,899
48.000	Continental Resources Inc/OK		2,302
234.000	Chesapeake Energy Corp		1,486
44.000	Noble Energy Inc		1,517
394.000	Statoil ASA		6,166
277.000	Kinder Morgan Inc/DE		6,052
			327,151		2.84%

	Oil, Gas Field Services, Nbc
16.000	Seventy Seven Energy Inc		2
			2		0.00%

	Paper & Forest Products
241.000	Canfor Corp		2,794
116.000	International Paper Co		5,625
844.000	Hokuetsu Kishu Paper Co Ltd		5,305
			13,724		0.12%

	Personal Products
139.000	Herbalife Ltd		8,444
125.000	Unilever PLC		5,808
111.000	Unilever PLC		5,142
255.000	Unilever NV		11,758
305.000	LOreal SA		11,491
33.000	edgewell personal care co		2,640
75.000	Kao Corp		3,887
55.000	Beiersdorf AG		5,039
			54,209		0.47%

	Pharmaceutical Preparations
6.000	Shire PLC-ADR		1,123
			1,123		0.01%

	Pharmaceuticals
225.000	GlaxoSmithKline PLC		4,841
669.000	Pfizer Inc		23,281
23.000	Allergan Inc		5,394
258.000	AbbVie Inc		16,538
21.000	Jazz Pharmaceuticals PLC		2,600
287.000	Merck & Co Inc		18,021
225.000	Ono Pharmaceutical O		5,868
105.000	Takeda Pharmaceutical Co Ltd		2,317
60.000	Indivior PLC		248
78.000	Chugai Pharmaceutical Co Ltd		2,448
89.000	Bayer AG		9,517
160.000	Novartis AG		12,590
60.000	Sanofi		4,623
220.000	AstraZeneca PLC		7,218
300.000	Johnson & Johnson		35,802
14.000	Indivior PLC		291
192.000	Merck KGaA		6,735
127.000	Dr Reddys Laboratories Ltd		5,780
115.000	Astellas Pharma Inc		1,755
6,000.000	China Medical System		10,053
107.000	Impax Laboratories Inc		2,588
232.000	Novo Nordisk A/S		10,839
456.000	Roche Holding AG		13,931
301.000	Sanofi		11,579
400.000	Daiichi Sankyo Ord S		9,185
195.000	Novartis AG		15,360
192.000	Bristol-Myers Squibb Co		11,019
47.000	Valeant Pharmaceuticals International Inc		1,364
196.000	GlaxoSmithKline PLC		8,518
22.000	Roche Holding AG		5,374
9.000	Mallinckrodt PLC		671
126.000	Teva Pharmaceutical Industries Ltd		6,349
148.000	Zoetis Inc		7,563
127.000	Eli Lilly & Co		9,874
			290,136		2.52%

	Professional Services
44.000	ManpowerGroup Inc		3,144
683.000	Michael Page International PLC		3,577
75.000	Equifax Inc		9,893
			16,614		0.14%

	Real Estate Agents & Managers (For Others)
13.000	Interval Leisure Group		226
			226		0.00%

	Real Estate Management & Development
1,004.000	Henderson Land Development Co Ltd		5,843
141.000	Tokyo Tatemono Co Ltd		1,657
8,900.000	TICON Industrial Connection PCL		4,035
1,000.000	CapitaLand Ltd		2,253
100.000	Nomura Real Estate Holdings Inc		1,630
42.000	Morguard Corp		5,922
8,000.000	Goldin Properties Holdings Ltd		7,672
90.000	Psp Swiss Property Ag Ord Shs		8,619
83.000	Mitsubishi Estate Co Ltd		1,567
115.000	Daiwa House Industry Co Ltd		2,971
14,309.000	Franshion Properties China Ltd		4,463
60.000	Mitsui Fudosan Co Ltd		1,293
			47,925		0.42%

	Rights
850.000	Derechos Zardoya		341
			341		0.00%

	Road & Rail
93.000	CSX Corp		2,630
46.000	Norfolk Southern Corp		4,319
1,184.000	MTR Corp Ltd		6,470
36.000	Union Pacific Corp		3,439
47.000	Kansas City Southern		4,546
34.000	Ryder System Inc		2,228
204.000	Canadian National Railway Co		13,119
181.000	East Japan Railway Co		2,583
			39,335		0.34%

	Semiconductors & Semiconductor Equipment
494.000	Intel Corp		17,730
2,500.000	United Microelectronics Corp		4,650
93.000	Texas Instruments Inc		6,467
508.000	Infineon Technologies AG		8,527
81.000	Micron Technology Inc		1,336
83.000	Tokyo Electron Ltd		7,631
33.000	Lam Research Corp		3,080
72.000	ASML Holding NV		7,672
149.000	Applied Materials Inc		4,446
654.000	Taiwan Semiconductor Manufacturing Co Ltd		18,796
145.000	Analog Devices Inc		9,071
58.000	Xilinx Inc		3,144
102.000	Silicon Laboratories Inc		5,845
			98,394		0.85%

	Services-Business Services, Nec
25.000	ZIllow Group Inc		846
			846		0.01%

	Services-Computer Programming, Data Processing, Etc.
142.000	IHS Markit LTD		5,299
48.000	CSRA, Inc.		1,219
			6,518		0.06%

	Services-General Medical & Surgical Hospitals, Nec
6.000	Quorum Health Corp		37
			37		0.00%

	Software
39.000	Tyler Technologies Inc		6,394
128.000	SS&C Technologies Holdings Inc		4,218
10.000	CDK Global Inc		580
489.000	Oracle Corp		20,157
140.000	SAP SE		12,316
81.000	Check Point Software Technologies Ltd		6,216
859.000	Microsoft Corp		49,358
67.000	ServiceNow Inc		4,869
73.000	Citrix Systems Inc		6,366
86.000	Dassault Systemes		7,242
91.000	Manhattan Associates Inc		5,507
47.000	Salesforce.com inc		3,733
103.000	Mentor Graphics Corp		2,473
90.000	Adobe Systems Inc.		9,208
			138,635		1.20%

	Specialty Retail
4.000	Fast Retailing Ord S		1,406
160.000	Grupo Catalana Occidente SA Ordinary		4,539
48.000	Lithia Motors Inc		3,973
723.000	Truworths International Ltd		3,738
81.000	AutoNation Inc		3,835
175.000	Inditex SA		6,201
73.000	CarMax Inc		4,303
15.000	OReilly Automotive Inc		4,199
11.000	Autozone Inc		8,160
134.000	Home Depot Inc/The		17,972
210.000	Fast Retailing Co Ltd		7,388
77.000	TJX Cos Inc/The		5,963
53.000	Lowes Cos Inc		4,058
135.000	Hennes & Mauritz AB		4,116
			79,851		0.69%

	Technology Hardware, Storage & Peripherals
53.000	Western Digital Corp		2,474
277.000	Hewlett Packard Enterprise Co.		5,950
101.000	Seagate Technology PLC		3,408
187.000	Lenovo Group Ltd		2,494
277.000	HP Inc.		3,980
78.000	FUJIFILM Holdings Corp		2,932
250.000	Ricoh Co Ltd		2,260
76.000	Canon Inc		2,176
594.000	Apple Inc		63,023
188.000	EMC Corp/MA		5,450
			94,147		0.82%

	Telecom Carriers
2,400.000	Maxis		3,678
344.000	Quebecor INC-CL B		10,533
			14,211		0.12%

	Textiles, Apparel & Luxury Goods
612.000	Cie Financiere Richemont SA		3,501
29.000	Christian Dior SE		5,014
145.000	LVMH Moet Hennessy Louis Vuitton SE		4,905
16.000	Hermes International		6,757
7,000.000	Yue Yuen Industrial		29,774
30.000	LVMH Moet Hennessy Louis Vuitton SE		5,077
250.000	Kering		4,713
176.000	Hanesbrands Inc		4,671
142.000	VF Corp		8,811
106.000	NIKE Inc		6,110
109.000	Kate Spade & Co		2,034
67.000	Deckers Outdoor Corp		4,378
56.000	Michael Kors Holdings Ltd		2,741
			88,486		0.77%

	Thrifts & Mortgage Finance
189.000	Radian Group Inc		2,591
			2,591		0.02%

	Tobacco
109.000	Reynolds American Inc		5,403
201.000	Philip Morris International Inc		20,086
138.000	Imperial Brands PLC		7,216
85.000	British American Tobacco PLC		5,272
225.000	Altria Group Inc		14,870
48.000	British American Tobacco PLC		5,961
128.000	Japan Tobacco Inc		4,961
			63,770		0.55%

	Trading Companies & Distributors
120.000	Mitsubishi Corp		2,501
8.000	Mitsui & Co Ltd		2,118
202.000	ITOCHU Corp		4,744
2.000	Veritiv Corp		103
368.000	ITOCHU Corp		4,345
41.000	Marubeni Corp		2,048
			15,859		0.14%

	Transaction Mgmt Systems
75.000	Ingenico Group Sa Ord Shs		8,077
			8,077		0.07%

	Transport Support Services
1,625.000	Auckland International Airport Ltd		8,839
			8,839		0.08%

	Transportation Infrastructure
3,400.000	Central Pattana PCL		5,916
12.000	Abertis Infraestructuras SA		186
200.000	Vodafone Group PLC		603
126.000	Sydney Airport		690
1,941.000	OHL Mexico SAB de CV		2,742
2,030.000	International Container Terminal Services Inc		3,656
			13,793		0.12%

	Utilities
4,944.000	Duet Group Quadruple		9,775
			9,775		0.08%

	Water Utilities
481.000	Cia de Saneamento Basico do Estado de Sao Paulo		4,353
31.000	American Water Works Co Inc		2,294
			6,647		0.06%

	Wireless Telecommunication Services
318.000	Vodafone Group PLC		9,747
146.000	SoftBank Corp		4,760
613.000	Sprint Corp		3,788
360.000	KDDI Corp		5,256
112.000	Rogers Communications Inc		4,792
784.000	Advanced Info Service PCL		3,795
531.000	Mtn Group Ltd Ord Shs		4,334
207.000	SK Telecom Co Ltd		4,492
131.000	TMX Group Limited		5,690
826.000	Turkcell Iletsm		6,856
313.000	NTT DOCOMO Inc		7,916
452.000	America Movil SAB de CV		5,410
50.000	SoftBank Corp		3,267
345.000	China Mobile Ltd		20,945
			91,048		0.79%

	Total for Common Stock (Cost - $5,138,850)		5,328,831		46.19%

Corporate Bonds
11,000.000	European Invt 1.75% 03/15/17		11,055
11,000.000	Wells Fargo 1.5% 01/16/18		11,043
10,000.000	HSBC Holdings 5.1% 04/05/2021		11,168
8,000.000	Anheuser Busch 7.75% 01/15/19		9,132
10,000.000	Coca Cola 1.65% 11/01/2018		10,124
7,000.000	Credit Suisse 7.125% 07/15/32		9,524
9,000.000	Goldman Sachs 5.95% 01/18/18		9,539
11,000.000	Verizon Communications 2.45% 11/01/22		11,177
9,000.000	Entergy Gulf 6% 05/01/18		9,660
10,000.000	Arizona Pub Serv 4.5% 04/01/42		11,864
8,000.000	Kraft Foods 6.875% 01/26/39		10,819
600.000	Miramar Hotel 01/19/18		96
10,000.000	Carnival Corp 3.95% 10/15/2020		10,816
10,000.000	Xerox Corp 2.95% 03/15/2017		10,069
8,000.000	Equitable Cos 7% 04/01/28		10,405
9,000.000	Hartford Finl 5.125% 04/15/22		10,204
10,000.000	Deere & Co 2.6% 06/08/2022		10,366
10,000.000	Total Fina 4.45% 06/24/2020		11,010
10,000.000	Plains Amer Pipeline 3.85% 10/15/2023		9,958
10,000.000	BP Capital 4.742% 03/11/2021		11,316
10,000.000	ONEOK Partners 6.125% 02/01/2041		10,924
8,000.000	Shell Intl 5.5% 03/25/40		9,990
10,000.000	Merck & Co 4.15% 05/18/2043		11,446
9,000.000	Norfolk Southern 5.9% 06/15/19		10,041
5,000.000	Fhlmc 1.25% 10/02/2019		5,032
5,000.000	Fnma 1.05% 05/25/2018		4,993
10,000.000	Fed Home Loan Mortgage 1% 03/08/17		10,021
			261,789

	Total for Corporate Bonds (Cost - $260,857)		261,789		2.27%

Exchange Traded Fund
463.000	Ishares Msci Qatar Cp Etf		9,357
1,073.000	Powershares Int Corp Bond		28,907
2,349.000	iShares MSCI India ETF		69,436
87.000	iShares MSCI Singapore ETF		921
2,661.000	iShares MSCI Taiwan ETF		39,995
332.000	iShares MSCI Mexico Capped ETF		16,756
508.000	iShares MSCI Thailand Capped ETF		38,384
1,184.000	iShares MSCI South Korea Capped ETF		66,718
9.000	iShares 10-20 Year Treasury Bond ETF		1,309
348.000	Market Vectors India Small-Cap Index ETF		15,737
237.000	iShares MSCI Japan Small-Cap ETF		14,448
317.000	iShares MSCI Brazil Capped ETF		10,626
514.000	iShares 20+ Year Treasury Bond ETF		71,893
1,283.000	iShares MSCI Brazil Small-Cap ETF		14,675
6,846.000	Market Vectors Emerging Markets Local Currency		128,363
243.000	iShares Agency Bond ETF		28,108
66.000	iShares MSCI Emerging Markets Small-Cap ETF		2,853
1,108.000	iShares MSCI Indonesia ETF		28,276
5,007.000	Nomura TOPIX Exchange Traded Fund		65,364
845.000	iShares MSCI Philippines ETF		32,473
1,096.000	iShares MSCI UAE Capped ETF		18,664
503.000	iShares MSCI Poland Capped ETF		9,049
40,215.000	SPDR Barclays International Treasury Bond ETF		2,297,483
1.000	iShares MSCI Russia Capped ETF		14
1,305.000	iShares 1-3 Year Treasury Bond ETF		110,899
1,375.000	iShares JP Morgan USD Emerging Markets		161,178
41.000	iShares China Large-Cap ETF		1,519
724.000	iShares Emerging Markets Local Currency Bond ETF		32,775
2.000	Global X MSCI Norway ETF		21
4.000	iShares MSCI China Small-Cap ETF		173
2,962.000	Vanguard Intermediate-Term Corporate Bond ETF		265,543
1,208.000	Vanguard Long-Term Corporate Bond ETF		116,512
1,260.000	Vanguard Short-Term Corporate Bond ETF		101,695
1.000	iShares MSCI Germany ETF		26
199.000	iShares MSCI Hong Kong ETF		4,185
175.000	Market Vectors Russia Small-Cap ETF		5,145
12,888.000	SPDR Barclays International Corporate Bond ETF		430,562
2.000	iShares MSCI Switzerland Capped ETF		60
3,055.000	iShares MSCI Malaysia ETF		24,990
1,016.000	Market Vectors Indonesia Small-Cap ETF		8,494
680.000	iShares 7-10 Year Treasury Bond ETF		76,004
1,799.000	iShares 3-7 Year Treasury Bond ETF		227,106
1.000	XACT OMXS30		19
5,523.000	iShares MBS ETF		607,143
1,184.000	iShares International Treasury Bond ETF		117,915
7.000	iShares MSCI France ETF		167
			5,301,940

	Total for Exchange Traded Funds (Cost - $5,042,501)		5,301,940		45.96%

Real Estate Investment Trusts
180.000	Unibail-Rodamco SE		4,939
22.000	Care Capital Properties Inc		660
1.000	Kenedix Office Investment Corp		6,034
123.000	American Capital Agency Corp		2,375
124.000	Kimco Realty Corp		3,726
22.000	Public Storage		4,927
25.000	AvalonBay Communities Inc		4,375
24.000	Simon Property Group Inc		5,171
120.000	GEO Group Inc/The		2,405
31.000	Extra Space Storage Inc		2,497
37.000	Federal Realty Investment Trust		5,883
182.000	Sunstone Hotel Investors Inc		2,528
39.000	WP Carey Inc		2,599
26.000	WP GLIMCHER Inc		357
98.000	Crown Castle International Corp		9,287
2,905.000	Mirvac Group		5,067
273.000	Vereit Inc		2,853
21.000	Life Storage Inc.		1,890
91.000	Weyerhaeuser Co		2,898
25.000	Boston Properties Inc		3,503
113.000	Equity Residential		7,330
57.000	Lamar Advertising Co		3,553
287.000	Land Securities Group PLC		4,122
2.000	Japan Prime Realty Investment Corp		8,848
48.000	Welltower Inc.		3,684
38.000	Sun Communities Inc		2,908
39.000	SL Green Realty Corp		4,591
45.000	Ventas Inc		3,270
93.000	Healthcare Realty Trust Inc		3,261
49.000	American Tower Corp		5,556
75.000	UDR Inc		2,714
123.000	Duke Realty Corp		3,459
1,154.000	Goodman Group		6,585
210.000	DiamondRock Hospitality Co		2,224
135.000	Redwood Trust Inc		1,998
194.000	Prologis Inc New Reit		10,303
4,922.000	Shopping Centres Aus		8,548
9,000.000	Host Hotels & Resorts 6% 10/01/21		10,220
135.000	Realty Income Corp.		8,874
			176,021

	Total for Real Estate Investment Trusts (Cost - $161,694)		176,021		1.53%

U.S. Treasury Notes
5,000.000	US Treasury 3.375% 08/15/2040		6,649
5,000.000	US Treasury 3.125% 11/15/2041		5,938
20,000.000	US Treasury 2.75% 11/30/2016		20,119
10,000.000	US Treasury 3.5% 5/15/2020		10,882
10,000.000	US Treasury 2.625% 08/15/2020		10,586
10,000.000	US Treasury 2.625% 11/15/2020		10,605
10,000.000	US Treasury 2.125% 08/15/2021		10,434
15,000.000	US Treasury 1.375% 11/30/2018		15,179
10,000.000	US Treasury 0.875% 01/31/2017		10,019
10,000.000	US Treasury .875% 02/28/2017		10,017
10,000.000	US Treasury 1.75% 05/15/2022		10,244
15,000.000	US Treasury 1.125% 05/31/2019		15,100
20,000.000	US Treasury 0.75% 6/30/2017		20,017
10,000.000	Us Treasury 1% 08/31/2019		10,023
10,000.000	US Treasury 1% 09/30/2019		10,020
10,000.000	Us Treasury 0.75% 12/31/2017		10,001
10,000.000	US Treasury 2% 02/15/2023		10,375
10,000.000	US Treasury 1.125% 03/31/2020		10,034
10,000.000	Us Treasury 1.375% 07/31/2018		10,107
10,000.000	Us Treasury 2.5% 08/15/2023		10,710
5,000.000	US Treasury 6.25% 8/15/2023		6,615
5,000.000	US Treasury 5.25% 02/15/2029		6,999
5,000.000	US Treasury 4.625% 02/15/2040		7,346
20,000.000	US Treasury 3.625% 02/15/2044		25,987
			274,005

	Total for US Treasury Notes (Cost - $270,469)		274,005		2.38%

MONEY MARKET FUNDS
158,285.170	Aim Short Term Invts Tr Treasury 0.03% ** (Cost - $158,285)		158,285
			158,285		1.37%

	Total Investments (Cost - $11,032,686) ***		11,500,871		99.69%

	Other Assets Less Liabilities		35,191		0.31%

	Net Assets		11,536,062		100%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at August 31,2016.

*** At August 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,032,686 amounted to $482,370, which consisted of aggregate gross unrealized appreciation of $1,026,844 and aggregate gross unrealized depreciation of $544,474.

NOTES TO FINANCIAL STATEMENTS
CCA Aggressive Return Fund
1. SECURITY TRANSACTIONS

At August 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,032,686 amounted to $482,370, which consisted of aggregate gross unrealized appreciation of $1,026,844 and aggregate gross unrealized depreciation of $544,474.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation method

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, Including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of August 31,2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,328,831	$0	$0	$5,328,831
Corporate Bonds	$261,789			$261,789
Exchange Traded Funds	$5,301,940	$0	$0	$5,301,940
Real Estate Investment Trusts	$176,021			$176,021
US Treasury Notes	$274,005			$274,005
Cash Equivalents	$158,285	$0	$0	$158,285
Total	$11,500,871	$0	$0	$11,500,871

CCA Aggressive Return Fund
Schedule of Investments
August 31, 2016 (Unaudited)

Shares			Market Value		% of Net Assets

COMMON STOCKS
	Accident & Health Insurance
543.000	Unum Group		19,336
	Accident & Health Insurance Total		19,336		0.09%

	Aerospace & Defense
354.000	Curtiss-Wright Corp		31,825
105.000	General Dynamics Corp		15,983
98.000	Huntington Ingalls Industries Inc		16,187
99.000	L3 Communications Holdings, Inc. C		14,733
61.000	Northrop Grumman Corp		12,936
101.000	Raytheon Co		14,153
46.000	TransDigm Group Inc		13,119
116.000	Teledyne Technologies Inc		12,428
445.000	Textron Incorporated		18,178
200.000	Rockwell Collins Inc		16,738
286.000	United Technologies Corp		30,439
			196,719		0.90%

	Air Freight & Logistics
237.000	CH Robinson Worldwide Inc		16,453
			16,453		0.08%

	Airlines
623.000	Spirit Airlines		24,914
294.000	United Continental Holdings Inc		14,821
			39,734		0.18%

	Apparel & Other Finished Prods Of Fabrics & Similar Material
281.000	Under Armour Inc Cl C Com		10,018
			10,018		0.05%

	Application Software
17,200.000	Tencent Holdings Ord		447,372
			447,372		2.04%

	Arrangement Of Transportation Of Freight & Cargo
341.000	Expeditors Intl Wash		17,272
			17,272		0.08%

	Auto Components
510.000	Tenneco Inc		28,473
158.000	Lear Corp Com		18,374
			46,847		0.21%

	Automobiles
530.000	General Motors Co		16,918
1,326.000	Ford Motor Co		16,708
442.000	Thor Industries Inc		35,868
349.000	Harley Davidson Inc		18,392
			87,886		0.40%

	Automotive Retailers
1,700.000	Jardine Matheson Hol		101,745
			101,745		0.46%

	Banks
244,000.000	Bank of China ORD SH		109,758
46,000.000	Agricultural Bank Of		18,913
2,022.000	First Horizon Natl Corp		31,098
983.000	Fifth Third Bancorp		19,817
186.000	FIRST REPUBLIC BANK		14,315
6,177.000	Turkiye Garanti Bankasi As Ord		15,928
627,000.000	China Construstion Bank Corp		468,721
27,000.000	China Citic Bank ORD		17,818
4,260.200	Huntington Bancshares Inc		42,645
5,883.000	Akbank Try1		15,547
3,499.000	Bank of America Corp		56,474
2,569.000	Investors Bancorp Inc Com		31,470
6,934.000	Itau Unibanco Holding SA		76,829
5,316.000	Banco Bradesco SA		47,419
1,243.000	JPMorgan Chase & Co		83,903
3,023.480	KeyCorp		37,975
827.000	KASIKORNBANK PUB CO		18,794
280.000	Bb&T Corporation		10,780
266.000	Banco de Chile		17,561
7,094.000	Banco do Brasil SA		50,722
569.000	Prosperity Bancshares		31,562
169.000	PNC Financial Services Group Inc/The		15,227
690.000	PrivateBancorp Inc		31,706
1,622.000	Regions Financial Cp		16,171
1,755.000	Barclays Africa Group		17,744
884.000	Bankunited Inc Com		28,421
1,903.000	Standard Bank Group		17,204
1,906.000	Sberbank of Russia		17,297
992.000	Synovus Financial Corporation		32,815
391.000	Bank of Hawaii Corp		28,168
928.000	Popular Inc New F		36,480
867.000	Banco Santander Chile		18,354
998.000	Citigroup Inc		47,645
240,000.000	Industrial And Comme		152,503
512.000	C I T Group Inc		18,883
409.000	Comerica Incorporated		19,342
85,000.000	Bank of Communications Co Ltd		65,624
590.000	US Bancorp/MN		26,049
7,500.000	China Merchants Bank		18,251
773.000	Webster Financial Corp Waterbury Conn		29,861
1,731.000	Wells Fargo & Co		87,935
			1,943,725		8.88%

	Beverages
320.000	Brown-Forman Corp Cl A Com		16,557
344.000	Brown-Forman Corp		16,701
29,108.000	Ambev SA		172,610
46,100.000	Thai Beverage Public		33,659
			239,527		1.09%

	Biological Products (No Diagnostic Substances)
389.000	Juno Therapeutic		11,507
			11,507

	Biotechnology
273.000	Medivation Inc		21,993
199.000	Intercept Pharmaceuticals Inc		29,514
142.000	Biomarin Pharmaceutical		13,332
			64,839		0.30%

	Building Products
518.000	Masco Corp.		18,379
315.000	Owens Corning		17,300
			35,678		0.16%

	Canned, Frozen & Preserved Fruit, Veg & Food Specialties
233.000	LANCASTER COLONY CORP		31,345
			31,345		0.14%

	Capital Markets
651.000	Morgan Stanley		20,871
56.000	BlackRock Inc		20,877
534.000	Invesco Ltd		16,655
719.000	E*Trade Financial Corp Com		18,967
258.000	State Street Corp		18,122
383.000	Federated Investors Inc		12,371
901.000	Legg Mason Inc		31,166
373.000	Bank of New York Mellon Corp/The		15,543
138.000	Goldman Sachs Group Inc/The		23,385
			177,958		0.81%

	Chemicals
736.000	PolyOne Corp		25,370
302.000	EI du Pont de Nemours & Co		21,019
145.000	LyondellBasell Industries NV, Class A		11,439
389.000	Dow Chemical Co/The		20,866
246.000	Eastman Chemical Co		16,701
662.000	The Mosaic Company		19,906
144.000	Ashland Inc		16,860
131.000	Intl Flavors& Fragrances		18,154
203.000	Albemarle Corp Com		16,234
157.000	The Valspar Corporation		16,549
395.000	Sensient Technologies		28,926
254.000	Celanese Corp		16,365
74.000	Air Products & Chemicals Inc		11,516
			239,905		1.10%

	Chemicals & Allied Products
1,937.000	Huntsman Corp Com		33,491
			33,491		0.15%

	Commercial Banks, Nec
2,136.000	Grupo Aval Acciones Y Valores		17,964
			17,964		0.08%

	Commercial Services & Supplies
1,790.000	RR Donnelley & Sons Co		30,609
427.000	Deluxe Corp		29,109
1,581.000	Pitney Bowes Inc Com		29,660
400.000	KAR Auction Services Inc		16,912
326.000	Clean Harbors Inc		15,583
336.000	Iron Mountain Inc New		12,906
163.000	Stericycle Inc		14,015
151.000	Waste Management Inc Del		9,655
173.000	Cintas Corp		20,329
			178,777		0.82%

	Communications Equipment
145.000	F5 Network Inc Com		17,796
152.000	Motorola Solutions Inc		11,702
404.000	ViaSat Inc		30,316
1,072.000	Cisco Systems Inc		33,704
744.000	Juniper Networks Inc Com		17,172
78.000	Palo Alto Networks Inc		10,387
160.000	Harris Corporation		14,877
			135,954		0.62%

	Construction & Engineering
1,221.000	Quanta Services Inc		31,416
328.000	Jacobs Engineering Group Inc.		17,282
			48,699		0.22%

	Construction Materials
55.000	Martin Marietta Materials Inc		10,067
377.000	Eagle Materials Inc		30,299
			40,366		0.18%

	Consumer Finance
175.000	Capital One Financial Corp		12,530
1,016.000	Ally Financial Inc		20,361
			32,891		0.15%

	Containers & Packaging
237.000	Ball Corporation		18,768
358.000	Sealed Air Corp		16,873
540.000	Silgan Holdings Inc		25,985
323.000	westrock co		15,472
1,429.000	Owens Illinois Inc New		25,622
			102,719		0.47%

	Converted Paper & Paperboard Prods (No Containers/Boxes)
233.000	Avery Dennison Corp		18,044
			18,044		0.08%

	Crude Petroleum & Natural Gas
645.000	Antero Resources Corp		16,486
993.000	Remgro LTD ORD SHS		16,971
			33,458		0.15%

	Currency
0.200	Hungary Currency		0
			0		0.00%

	Distributors
332.000	Pool Corp Com		33,489
505.000	LKQ Corp		18,225
			51,714		0.24%

	Diversified Financial Services
13,650.000	FirstRand Ltd		40,846
211.000	Nasdaq Omx Group Inc		15,025
436.000	Berkshire Hathaway Inc		65,614
91.000	S&P Global Inc		11,242
116.000	CME Group Inc/IL		12,569
			145,295		0.66%

	Diversified Telecommunication Services
3,455.000	Frontier Communications Corp		15,893
2,106.000	AT&T Inc		86,093
2,748.000	TELEFONICA BRASIL AD		41,055
1,216.000	Telekomunikasi Indonesia Persero Tbk PT		75,745
1,398.000	Verizon Communications Inc		73,157
			291,943		1.33%

	Electric & Other Services Combined
280.000	ALLETE INC NEW		16,604
			16,604		0.08%

	Electric Services
142.000	Pinnacle West		10,656
			10,656		0.05%

	Electric Utilities
168.000	American Electric Power Co Inc		10,848
155.000	NextEra Energy Inc		18,746
294.000	PNM RESOURCES INC HOLDING COMPANY		9,346
237.000	Duke Energy Corp		18,879
229.000	Entergy Corp		17,908
525.000	O G E Energy Cp Hldg Co		16,343
306.000	Portland General Elec		12,886
483.000	PPL Corp		16,799
318.000	Exelon Corp		10,812
322.000	Southern Co/The		16,528
181.000	Westar Energy Inc		9,944
508.000	Hawaiian Elec Industries		15,245
232.000	Edison International		16,871
			191,155		0.87%

	Electrical Equipment
368.000	AMETEK Inc		17,940
833.000	Bwx Technologies Inc Com		32,329
38.000	Acuity Brands Inc		10,455
			60,723		0.28%

	Electronic Equipment, Instruments & Components
1,040.000	National Instruments		29,058
1,573.000	Jabil Circuit Inc		33,332
675.000	Cognex Corp		33,588
			95,977		0.44%

	Energy Equipment & Services
1,311.000	Patterson Uti Energy Inc Com		25,551
1,173.000	Diamond Offshore Drilling, Inc.		21,665
864.000	Oceaneering International, Inc.		22,913
558.000	Superior Energy Services		9,391
483.000	National Oilwell Varco Inc		16,200
			95,721		0.44%

	Entertainment Content
804.000	Naspers Limited Ord Shs N		131,347
			131,347		0.60%

	Food & Drug Stores
2,000.000	Jardine Strategic Ho		64,480
			64,480		0.29%

	Food & Kindred Products
360.000	Pinnacle Foods Inc Com		18,234
			18,234		0.08%

	Food & Staples Retailing
4,261.000	Wal-Mart de Mexico SAB de CV		96,938
1,068.000	Wal-Mart Stores Inc		76,298
338.000	Sysco Corp		17,529
1,245.000	Sprouts Farmers Market Inc Com		28,050
506.000	Whole Foods Market Inc		15,372
371.000	Walgreens Boots Alliance Inc		29,943
			264,130		1.21%

	Food Products
122.000	Kellogg Company		10,030
231.000	B&G Foods Inc Com		10,968
179.000	Bunge Ltd		11,438
415.000	Kraft Heinz Co/The		37,138
1,626.000	Flowers Foods Inc		24,244
533.000	Mondelez International Inc		23,996
129.000	Ingredion Inc		17,668
303.000	The Whitewave Foods Co Com		16,795
100.000	Mc Cormick & Co Inc		10,196
1,114.000	BRF SA		18,637
			181,110		0.83%

	Footwear, (No Rubber)
1,030.000	Skechers Usa Inc Cl A Com		25,039
			25,039		0.11%

	Gas & Other Services Combined
377.000	Ugi Corp Com		17,146
			17,146		0.08%

	Gas Utilities
462.000	New Jersey Resource Corp		15,542
249.000	WGL Holdings Inc		15,647
131.000	Atmos Energy Corp		9,655
229.000	Southwest Gas Corp		15,989
272.000	ONE Gas Inc		16,655
			73,487		0.34%

	Gen Building Contractors - Residential Buildings
278.000	Fortune Brands Hm & Sec		17,670
			17,670		0.08%

	Gold & Silver Ores
799.000	Anglogold Ashanti Ltd Sponsore		12,856
			12,856		0.06%

	Health Care Equipment & Supplies
93.000	Cooper Companies New		17,291
264.000	Resmed Inc		17,606
504.000	Abbott Laboratories		21,178
198.000	Varian Medical Systems		19,034
691.000	Alere Inc		27,039
477.000	Hologic Inc.		18,326
180.000	Idexx Laboratories Inc Com		20,282
563.000	Hill-Rom Holdings Inc		33,392
			174,148		0.80%

	Health Care Providers & Services
160.000	Lifepoint Hospital Inc Com		9,056
78.000	Universal Health Services Inc		9,401
181.000	Quest Diagnostic Inc		14,990
149.000	Centene Corp.		10,175
90.000	Anthem Inc		11,257
732.000	Healthsouth Corp		29,800
119.000	Aetna Inc		13,937
1,653.000	Brookdale Senior Living		28,448
614.000	Tenet Healthcare		14,675
			141,740		0.65%

	Health Care Technology
362.000	Medidata Solutions Inc		19,584
			19,584		0.09%

	Home Product Stores
9,526.000	Steinhoff N.V. ORD SHS		57,062
			57,062		0.26%

	Hotels & Motels
181.000	Wynn Resorts		16,167
			16,167		0.07%

	Hotels, Restaurants & Leisure
88.000	Cracker Barrel Old Country Store Inc		13,386
162.000	Darden Restaurants Inc		9,986
493.000	Mgm Resorts Intl		11,778
217.000	Starwood Hotels & Resorts Worldwide Inc		16,809
372.000	Choice Hotels Internationall I		18,038
203.000	Jack In The Box Inc		20,190
389.000	Carnival Corp		18,594
231.000	Wyndham Worldwide Corp		16,352
25.000	Chipotle Mexican Grill Inc		10,343
118.000	Buffalo Wild Wings Inc		19,140
394.000	Norwegian Cruise Lines		14,141
			168,757		0.77%

	Household Durables
324.000	DR Horton Inc.		10,387
498.000	Tempur Pedic Intl		39,053
325.000	Leggett & Platt Inc		17,056
97.000	Whirlpool Corp		17,328
303.000	Tupperware Brands Corp		19,856
833.000	Pultegroup Inc		17,801
349.000	Lennar Corp		16,508
			137,989		0.63%

	Household Products
112.000	Church & Dwight Co Inc		11,135
123.000	Kimberly-Clark Corp		15,751
570.000	Energizer Holdings Inc		28,169
912.000	Procter & Gamble Co/The		79,627
			134,683		0.62%

	IT Services
412.000	PayPal Holdings Inc		15,306
751.000	CORELOGIC INC		30,806
173.000	Gartner Inc Com		15,743
292.000	Amdocs Ltd		17,555
218.000	Maximus Inc		12,823
343.000	Computer Sciences Corp		16,135
258.000	DST Systems, Inc.		31,350
51.000	Alliance Data Systems Corp		10,434
4,179.000	Cielo SA		43,169
313.000	Total System Services Inc Com		15,415
867.000	The Western Union Company		18,658
167.000	Euronet Worldwide Inc		12,961
151.000	Broadridge Finl Solution		10,464
354.000	Leidos Holdings Inc		14,341
81.000	FleetCor Technologies Inc		13,300
1,054.000	Teradata Corp		33,443
			311,902		1.42%

	Independent Power and Renewable Electricity Producers
844.000	A E S Corp		10,187
			10,187		0.05%

	Industrial Conglomerates
3,074.000	General Electric Co		96,032
			96,032		0.44%

	Insurance
179.000	Reinsurance Group Amer		19,210
161.000	R L I CORP		11,428
371.000	Principal Financial Group Inc		18,205
434.000	Loews Corp		18,167
512.000	Mercury General Corp		27,802
196.000	Assurant Inc		17,552
210.000	Cincinnati Financial Corp		16,193
352.000	Hanover Insurance Group		27,526
1,525.000	CNO Financial Group Inc		24,781
379.000	MetLife Inc		16,449
351.000	Fidelity Natl Finl Inc Class A		13,229
226.000	Gallagher Arthur J & Co		11,167
99.000	Travelers Cos Inc/The		11,752
12.000	Markel Corp		11,173
196.000	Proassurance Corp		10,784
173.000	Primerica Inc Com		9,849
150.000	Prudential Financial Inc		11,907
240.000	Arch Capital Group Ltd		19,426
285.000	WR Berkley Corp		16,920
178.000	Marsh & McLennan Cos Inc		12,038
233.000	American Financial Group Inc/OH		17,510
141.000	Aflac Inc		10,459
306.000	Lincoln National Corp		14,697
94.000	Everest Re Group		18,178
252.000	Allstate Corp/The		17,378
20.000	Alleghany Corp		10,724
369.000	American International Group Inc		22,077
			436,582		1.99%

	Integrated Oils
1,293.000	Gazprom Neft PJSC SP		16,874
			16,874		0.08%

	Internet & Catalog Retail
249.000	Tripadvisor Inc		15,189
390.000	Liberty Interactive Corp Inter		8,241
2,104.000	JD.com Inc		53,463
			76,892		0.35%

	Internet Software & Services
242.000	NetEase Inc		51,297
613.000	Twitter Inc		11,776
302.000	Akamai Technologies		16,580
420.000	J2 Global Inc Com		28,631
199.000	Verisign Inc Com		14,816
4,584.000	Alibaba Group Holding Ltd		445,519
497.000	Baidu Inc		85,022
936.000	Zillow Group Inc		31,684
			685,324		3.13%

	Investment Management
42,000.000	China Huarong Asset		16,619
			16,619		0.08%

	Laboratory Analytical Instruments
71.000	Waters Corp		11,169
			11,169		0.05%

	Leisure Products
160.000	Hasbro Inc		13,078
436.000	Mattel, Inc.		14,445
361.000	Vista Outdoor Inc		14,375
			41,898		0.19%

	Life Insurance
18,000.000	China Life Insurance		43,013
13,500.000	Ping An Insurance (G		69,862
			112,875		0.52%

	Life Sciences Tools & Services
45.000	Mettler Toledo Intl		18,138
240.000	Quintiles Transnational		18,552
201.000	Bio-Rad Labs		29,911
465.000	Parexel Intl Corp		31,634
			98,235		0.45%

	Lodging
1,678.000	Genting Berhad Sponsored Adr		16,193
			16,193		0.07%

	Machinery
222.000	Deere & Co		18,770
495.000	Crane Co.		31,838
504.000	Woodward Inc		31,611
204.000	Valmont Industries Inc		26,616
805.000	ITT Corporation		29,125
239.000	Dover Corporation		17,328
362.000	Xylem Inc/NY		18,411
105.000	Snap On Inc		16,095
630.000	Oshkosh Corp		33,976
300.000	Scania AB		0
			223,770		1.02%

	Marine
425.000	Kirby Corp Com		22,143
			22,143		0.10%

	Media
708.000	Interpublic Group of Cos Inc/The		16,383
1,174.000	Discovery Communications Series A		29,949
1,293.000	Lions Gate Entertainment Corp		27,101
275.000	Liberty Broadband Corp Com Cl		18,846
869.000	Regal Entertainment Group		18,579
266.000	Time Warner Inc		20,857
197.000	DISH Network Corp		9,895
488.000	Amc Networks Inc Cl A		26,518
253.000	Thomson Reuters Corp		10,497
69.000	Madison Square Garden		12,465
			191,090		0.87%

	Metals & Mining
204.000	Royal Gold Inc		14,957
7,817.000	Vale SA		41,196
209.000	Reliance Steel & Aluminum Co C		15,065
632.000	Steel Dynamics Inc		15,560
1,148.000	Alcoa Inc		11,572
218.000	Compass Minerals Intl		16,248
			114,597		0.52%

	Miscellaneous Electrical Machinery, Equipment & Supplies
145.000	Spectrum Brands Holdings Inc C		19,459
			19,459		0.09%

	Multi-Utilities
412.000	NiSource Inc		9,863
233.000	Avista Corp		9,464
551.000	Centerpoint Energy Inc		12,381
274.000	BLACK HILLS CORP		16,032
224.000	Consolidated Edison Inc		16,856
358.000	C M S Energy Corp		15,025
171.000	PG & E Corp		10,592
399.000	Public Service Enterprise Group Inc		17,061
178.000	Northwestern Corp Com		10,292
183.000	SCANA CORPORATION NEW		12,929
311.000	Ameren Corp		15,370
213.000	Dominion Resources Inc/VA		15,796
291.000	Alliant Energy Corp		11,043
			172,705		0.79%

	Multiline Retail
209.000	Target Corp		14,670
431.000	Kohls		19,128
488.000	Macys Inc		17,656
			51,453		0.24%

	National Commercial Banks
272.000	M B FINANCIAL INC NEW		10,657
			10,657		0.05%

	Oil, Gas & Consumable Fuels
247.000	PetroChina Co Ltd		16,317
450.000	Cheniere Energy Inc		19,305
647.000	Chevron Corp		65,075
151.000	Equitable Corp.		10,797
2,083.000	Lukoil OAO		93,193
483.000	Spectra Energy Corp		17,204
792.000	Ultrapar Participacoes SA		18,153
406.000	Cabot Oil & Gas		10,000
778.000	Kinder Morgan Inc/DE		16,999
629.000	World Fuel Services Corp		28,041
358.000	ONEOK Inc		16,787
2,854.000	Wpx Energy Inc		34,248
254.000	Newfield Exploration Co Com		11,013
264.000	Occidental Petroleum Corp		20,288
619.000	China Petroleum & Chemical Corp		44,178
402.000	Gulfport Energy Corp Com		11,497
333.000	Valero Energy Corp		18,432
2,037.000	Consol Energy Inc		37,155
2,524.000	Chesapeake Energy Corp		16,027
6,884.000	Petroleo Brasileiro SA		54,384
19,468.000	Rosneft OAO		101,720
145.000	Cimarex Energy Co		19,166
1,423.000	Exxon Mobil Corp		124,000
1,085.000	Marathon Oil Corp		16,297
1,610.000	Sasol Ltd		40,669
184.000	Phillips 66		14,435
428.000	ConocoPhillips		17,569
			892,949		4.08%

	Operators Of Nonresidential Buildings
1,287.000	SPIRIT REALTY CAP NEW		17,053
			17,053		0.08%

	Packaged Food
25,000.000	Want Want China Hold		16,466
			16,466		0.08%

	Paints, Varnishes, Lacquers, Enamels & Allied Products
330.000	Rpm International Inc Com		17,995
627.000	Axalta Coating S		17,945
			35,940		0.16%

	Personal Credit Institutions
1,149.000	Santander Consumer Usa Holding		14,454
			14,454		0.07%

	Petroleum Refining
230.000	Tesoro Corp Com		17,347
			17,347		0.08%

	Pharmaceutical Preparations
973.000	Akorn Inc Com		26,193
363.000	Acadia Pharmaceuticals Inc Com		11,663
792.000	Ionis Pharmaceuticals Inc Com		23,483
			61,339		0.28%

	Pharmaceuticals
954.000	Merck & Co Inc		59,902
2,075.000	Pfizer Inc		72,210
379.000	Eli Lilly & Co		29,467
567.000	Bristol-Myers Squibb Co		32,540
940.000	Johnson & Johnson		112,180
1,687.000	Teva Pharmaceutical Industries Ltd		85,008
			391,307		1.79%

	Plastics, Materials, Synth Resins & Nonvulcan Elastomers
298.000	Hexcel Corp Com		13,365
			13,365		0.06%

	Professional Services
147.000	Verisk Analytics Inc		12,208
			12,208		0.06%

	Publishing & Broadcasting
898.000	Liberty Media Corp Com Liberty		30,092
526.000	Liberty Media Corp Com Liberty		17,479
			47,571		0.22%

	Pumps & Pumping Equipment
1,024.000	Colfax Corp Com		30,392
			30,392		0.14%

	Real Estate
631.000	Dupont Fabros Technology Inc C		26,754
			26,754		0.12%

	Real Estate Management & Development
2,700.000	Hongkong Land Holdin		17,523
27,000.000	Evergrande Real Estate Group Ltd		18,653
637.000	Cbre Group Inc		19,040
			55,216		0.25%

	Refining & Marketing
3,603.000	KOC Holding As Ord		15,634
			15,634		0.07%

	Refuse Systems
225.000	Waste Connection Inc		17,197
			17,197		0.08%

	Retail-Building Materials, Hardware, Garden Supply
3,272.000	Oil Search Ord SHS A		16,530
252.000	Fastenal Co		10,864
			27,394		0.13%

	Retail-Eating Places
492.000	Aramark Com		18,662
			18,662		0.09%

	Retail-Miscellaneous Shopping Goods Stores
719.000	Dicks Sporting Goods Inc Com		42,133
1,906.000	Spls		16,315
			58,449		0.27%

	Road & Rail
531.000	Avis Budget Group Inc		19,185
188.000	Kansas City Southern		18,183
200.000	Hunt (J.B.) Transport Services		15,878
440.000	Ryder System Inc		28,829
196.000	Norfolk Southern Corp		18,404
463.000	Genesee & Wyoming Inc-Cl A		31,479
			131,959		0.60%

	Savings Institution, Federally Chartered
1,878.000	UMPQUA HOLDINGS CORP		30,837
			30,837		0.14%

	Security Brokers, Dealers & Flotation Companies
339.000	Raymond James		19,720
			19,720		0.09%

	Semiconductors & Related Devices
5,000.000	China Pacific Insura		17,593
2,713.000	Cypress Semiconductor		32,366
			49,960		0.23%

	Semiconductors & Semiconductor Equipment
6,599.000	Advanced Micro Devices, Inc.		48,833
906.000	Micron Technology Inc		14,940
364.000	Maxim Integrated Products, Inc.		14,822
325.000	ochip Technology Inc.		20,121
1,628.000	Intel Corp		58,429
204.000	Lam Research Corp		19,037
136.000	K L A Tencor Corp		9,419
1,330.000	ON Semiconductor Corp		14,364
882.000	Microsemi Corp		35,245
324.000	Xilinx Inc		17,564
183.000	Nvidia Corp		11,225
448.000	Integrated Device Tech		9,000
166.000	Skyworks Solutions Inc		12,427
343.000	Texas Instruments Inc		23,852
306.000	Linear Technology Corp		17,821
			327,100		1.49%

	Services-Business Services, Nec
849.000	Ctrip.Com-Adr		40,200
1,297.000	Xerox Corp		12,775
288.000	Vantiv Inc		15,477
134.000	Global Payments Inc		10,177
2,558.000	First Data Cor-A		35,607
319.000	Wex Inc		31,680
			145,917		0.67%

	Services-Computer Processing & Data Preparation
617.000	Ims Health Holdings Inc Com		18,399
			18,399		0.08%

	Services-Computer Programming Services
409.000	Epam Systems Inc Com		27,898
			27,898		0.13%

	Services-Computer Programming, Data Processing, Etc.
1,276.000	CSRA, Inc.		32,398
605.000	Sabre Corp Com		17,031
			49,428		0.23%

	Services-Help Supply Services
652.000	Team Health Holdings		21,712
			21,712		0.10%

	Services-Medical Laboratories
89.000	Lab Cp Of Amer Hldg		12,187
			12,187		0.06%

	Services-Prepackaged Software
417.000	Blackbaud Inc Com		28,093
			28,093		0.13%

	Software
300.000	CDK Global Inc		17,394
135.000	Citrix Systems Inc		11,772
158.000	Red Hat, Inc.		11,531
498.000	Tableau Software Inc Com Cl A		28,899
196.000	Autodesk Inc		13,210
2,670.000	Microsoft Corp		153,418
219.000	Workday Inc Com		18,569
311.000	Synopsys Inc Com		18,439
788.000	Symantec Corp		19,014
356.000	Mobileye NV		17,405
150.000	Check Point Software Technologies Ltd		11,511
707.000	Aspen Technology Inc		32,140
153.000	Fair Isaac Inc		19,575
186.000	Ansys Inc Com		17,687
247.000	ServiceNow Inc		17,949
729.000	Take-Two Interactive Software Inc		31,690
538.000	Ca Inc		18,244
			458,447		2.09%

	Specialty Retail
742.000	Gap Inc		18,454
293.000	Foot Locker Inc Com		19,233
64.000	Advance Auto Parts Inc		10,072
246.000	Murphy Usa Inc Com		17,988
573.000	Cabelas Inc		28,071
116.000	Tractor Supply Company		9,738
1,113.000	American Eagle Outfitters		20,635
319.000	CarMax Inc		18,805
653.000	Gamesop Corp Cl A New		18,539
274.000	Tiffany & Co Com		19,555
413.000	Best Buy Inc		15,892
652.000	CST Brands Inc		31,172
1,048.000	Urban Outfitters Inc		37,571
			265,725		1.21%

	State Commercial Banks
831.000	Western Alliance Bancorp Com		31,761
677.000	Citizens Financial Group Inc C		16,769
757.000	Bank Of The Ozarks Inc Com		29,659
			78,189		0.36%

	Steel Producers
13,000.000	Fosun International		17,996
1,283.000	Novolipetsk Iron & St		17,898
			35,893		0.16%

	Technology Hardware, Storage & Peripherals
581.000	NCR Corp.		19,667
569.000	Hewlett Packard Enterprise Co.		12,222
246.000	Western Digital Corp		11,481
			43,370		0.20%

	Telecom Carriers
4,714.000	Turkcell Iletisim Hizm		15,819
			15,819		0.07%

	Television Broadcasting Stations
778.000	Tribune Media Co Com Cl A		29,626
			29,626		0.14%

	Textiles, Apparel & Luxury Goods
647.000	Hanesbrands Inc		17,171
174.000	PVH Corp.		18,750
356.000	Coach Inc		13,592
			49,514		0.23%

	Thrifts & Mortgage Finance
1,145.000	New York Community Bancorp Inc.		17,301
			17,301		0.08%

	Tobacco
487.000	Reynolds American Inc		24,141
			24,141		0.11%

	Trading Companies & Distributors
397.000	Msc Indl Direct Inc		28,997
379.000	AIR LEASE CORP CL A		11,135
54.000	Grainger WW Inc		12,456
			52,588		0.24%

	Transportation Infrastructure
2,731.000	Vodafone Group PLC		8,240
			8,240		0.04%

	Transportation Services
961.000	Xpo Logistics Inc Com		34,404
			34,404		0.16%

	Water Supply
494.000	Aqua America Inc		15,023
			15,023		0.07%

	Wholesale-Petroleum & Petroleum Products (No Bulk Stations)
227.000	Macquarie Infras		18,146
			18,146

	Wireless Telecommunication Services
375.000	Telephone & Data Systems Inc.		10,451
4,488.000	Mtn Group Ltd Ord Shs		36,629
386.000	Philippine Long Distance Telephone Co		14,892
1,945.000	Mobile TeleSystems OJSC		15,813
110.000	S B A Communications		12,557
			90,342

	Total for Common Stock (Cost - $13,071,758)		13,591,972		62.10%

Exchange Traded Fund
2,625.000	Ishares Msci Qatar Cp Etf		53,051
655.000	Spdr S&P Emerging Europe Etf		16,820
5.000	Vanguard Mid Cap Value		468
196.000	Ishares China Index Etf		3,491
161.000	Vanguard Midcap Growth		17,118
5,064.000	Global X MSCI Colombia ETF		46,893
38,327.000	iShares MSCI Malaysia ETF		313,515
55,029.000	iShares MSCI Taiwan ETF		827,086
6,908.000	iShares MSCI Mexico Capped ETF		348,647
24,978.000	iShares MSCI South Korea Capped ETF		1,407,510
13,223.000	iShares MSCI Brazil Capped ETF		443,235
4,565.000	iShares MSCI Philippines ETF		175,433
4,673.000	Market Vectors Russia ETF		84,675
129.000	iShares China Large-Cap ETF		4,779
21.000	Vanguard Value ETF		1,847
9.000	Vanguard Growth ETF		1,008
2,001.000	iShares MSCI Poland Capped ETF		35,998
4,702.000	iShares MSCI Thailand Capped ETF		355,283
29,801.000	iShares MSCI Russia Capped ETF		416,022
60,341.000	iShares MSCI India ETF		1,783,680
312.000	iShares MSCI South Africa ETF		16,389
2,248.000	iShares MSCI Chile Capped ETF		82,097
14,042.000	iShares MSCI Indonesia ETF		358,352
10,638.000	iShares MSCI UAE Capped ETF		181,158
			6,974,555

	Total for Exchange Traded Funds (Cost - $6,795,130)		6,974,555		31.86%

Real Estate Investment Trusts
342.000	UDR Inc		12,374
159.000	SL Green Realty Corp		18,717
421.000	Liberty Prop		17,358
1,214.000	Outfront Media Inc Com		27,096
160.000	Extra Space Storage Inc		12,888
323.000	AMERN CAMPUS COMMUNITIES		16,186
1,547.000	Apple Hospitalit		30,352
62.000	Federal Realty Investment Trust		9,858
94.000	AvalonBay Communities Inc		16,451
243.000	WP Carey Inc		16,196
60.000	Public Storage		13,436
1,158.000	Vereit Inc		12,101
417.000	LaSalle Hotel Properties		11,701
2,058.000	New Resident		29,532
537.000	Kimco Realty Corp		16,137
867.000	Healthcare Realty Trust Inc		30,397
472.000	Douglas Emmett Inc		17,728
349.000	Corporate Office Properties Trust		9,953
1,767.000	Paramount Group Inc		31,806
882.000	American Capital Agency Corp		17,031
692.000	Chimera Investment Corp		11,411
237.000	Ventas Inc		17,223
385.000	Brixmor Property Group Inc Com		10,996
223.000	Welltower Inc.		17,115
798.000	Sunstone Hotel Investors Inc		11,084
443.000	Duke Realty Corp		12,457
3,175.000	Two Harbors Investment Corp.		28,258
1,867.000	RETAIL PPTYS AMER INC CLASS A		31,739
530.000	Cubesmart Com		14,591
1,184.000	Annaly Capital Mgmt		12,681
326.000	National Retail Pptys		16,333
957.000	Host Hotels & Resorts Reit		17,054
97.000	Mid-America Apartment		9,117
1,085.000	Rayonier Inc		29,870
1,320.000	Piedmont Office Realty Trust Inc.		28,525
130.000	Macerich Company		10,646
1,947.000	Medical Properties Trust Inc C		29,731
1,020.000	Equity Commonwealth Com Sbi		31,916
247.000	Kilroy Realty Corp Com		17,940
645.000	BRANDYWINE REALTY TR NEWREIT		10,404
372.000	Apt Invt & Mgmt A Class A REIT		16,807
455.000	Columbia Ppty Tr Inc		10,729
486.000	Gaming and Leisure Properties Inc		16,626
789.000	Tanger Fctry Outlet Ctrsreit		32,065
125.000	Regency Centers Corp		10,068
498.000	OMEGA HLTHCARE INVS INC REIT		18,028
433.000	CORRECTIONS CP AMER NEW		6,898
211.000	EQUITY LIFESTYLE PPTYS		16,359
1,368.000	Mfa Financial Inc		10,561
100.000	Alexandria Real Estate Equitie		11,009
188.000	Ryman Hospitality PPtys		10,144
111.000	Camden Property Trust		9,742
460.000	RLJ Lodging Trust		10,736
475.000	Post Properties Inc		31,483
884.000	DDR CORP		16,716
			964,359

	Total for Real Estate Investment Trusts (Cost - $951,665)		964,359		4.41%

MONEY MARKET FUNDS
340,000.840	Aim Short Term Invts Tr Treasury 0.03% ** (Cost - $340,001)		340,001		1.55%
			340,001

	Total Investments (Cost - $21,158,554) ***		21,870,887		99.92%

	Other Assets Less Liabilities		16,999		0.08%

	Net Assets		21,887,886		100%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at August 31,2016.

*** At August 31,2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,158,554 amounted to $712,333, which consisted of aggregate gross unrealized appreciation of $1,050,278 and aggregate gross unrealized depreciation of $337,946.

NOTES TO FINANCIAL STATEMENTS
CCA Aggressive Return Fund
1. SECURITY TRANSACTIONS

At August 31,2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,158,554 amounted to $712,333, which consisted of aggregate gross unrealized appreciation of $1,050,278 and aggregate gross unrealized depreciation of $337,946.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation method

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, Including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of August 31,2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,591,972	$0	$0	$13,591,972
Exchange Traded Funds	$6,974,555	$0	$0	$6,974,555
Real Estate Investment Trusts	$964,359			$964,359
Cash Equivalents	$340,001	$0	$0	$340,001
Total	$21,870,887	$0	$0	$21,870,887

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  October 26, 2016

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  October 26, 2016

By /s/Wes Gallup

* Wes Gallup

Treasurer and Principal Financial Officer

Date:  October 26, 2016